Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Lease Liability Maturity
December 31, 2020
(In thousands)	2021	2022	2023	2024	2025	Later Years	Total Lease Payments	Less: Imputed Interest	Total
Operating Leases	$34,322	$25,062	$22,900	$21,778	$18,870	$51,807	$174,739	$(22,151)	$152,588
Finance Leases	3,897	3,402	3,492	3,589	3,701	8,850	26,931	(4,359)	22,572

Leases cost
	Years ended December 31,
(In thousands)	2020	2019
Finance lease cost:
Amortization of ROU assets	$2,215	$1,701
Interest on lease liabilities	1,185	1,194
Operating lease cost	31,674	30,664
Short-term lease cost	214	252
Variable lease cost	51	97
Sublease income	(113)	(113)
Net gain recognized from sale and leaseback transaction[1]	(5,550)	-
Impairment of operating ROU assets[2]	14,805	-
Impairment of finance ROU assets[2]	1,115	-
Total lease cost[3]	$45,596	$33,795
[1]

During the quarter ended June 30, 2020, the Corporation recognized the transfer of the Caparra Center as a sale. Since the sale and partial leaseback was considered to be at fair value, no portion of the gain on sale was deferred.

[2]	Impairment loss recognized during the fourth quarter of 2020 in connection with the closure of nine branches as a result of the strategic realignment of PB’s New York Metro branch network.
[3]	Total lease cost is recognized as part of net occupancy expense, except for the net gain recognized from the sale and leaseback transaction which was included as part of other operating income.

Leases supplemental information
	Years ended December 31,
(Dollars in thousands)	2020		2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases[1]	$41,650		$30,073
Operating cash flows from finance leases	1,185		1,200
Financing cash flows from finance leases[1]	3,145		1,726
ROU assets obtained in exchange for new lease obligations:
Operating leases[2]	$14,975		$28,430
Finance leases	4,510		661
Weighted-average remaining lease term:
Operating leases	8.0	years	8.7	years
Finance leases	8.9	years	7.3	years
Weighted-average discount rate:
Operating leases	3.0%		3.4%
Finance leases	5.0%		5.9%
[1]

During the quarter ended December 31, 2020, the Corporation made base lease termination payments amounting to $10.2 million in connection with the closure of nine branches as a result of the strategic realignment of PB’s New York Metro branch network.

[2]

During the quarter ended June 30, 2020, the Corporation recognized a lease liability of $11.1 million and a corresponding ROU asset for the same amount as a result of the partial leaseback of the Caparra Center.